Foreclosed Assets (Tables)	12 Months Ended
Dec. 31, 2020
Foreclosed Assets [Abstract]
Expenses Related To Foreclosed Assets

	2020	2019
Net loss (gain) on sales	$-	$(12)
Operating expenses, net of rental income	-	3
	$-	$(9)